Basis of presentation and accounting policies (Details)			1 Months Ended	12 Months Ended
		Dec. 30, 2022	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		80.00%
Abafor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
ACI Airports Italia S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
America International Airports LLC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Anabe ITG S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				1.00%	1.00%	1.00%
Barnsley ITG S.L
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	99.98%
Cargo & Logistics S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				85.00%	82.89%	82.89%
Cedicor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%	100.00%
Cerealsur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited ("CAAN")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				51.00%	51.00%
Corporacion America Italia S A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				75.00%	75.00%	75.00%
Corporacion America S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	97.22%	97.22%
Corporacion America Sudamericana S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				99.29%	96.53%	96.53%
DICASA Spain S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Inframerica Participacoes S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				99.98%	99.98%	99.98%
Yokelet S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Abuja Airport Concession Company (AACC)
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%
ACI do Brasil S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]			99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]				94.79%	94.79%
Aeropuerto de Bahia Blanca S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			85.00%	82.64%	82.64%
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[4]			84.79%	82.69%	82.69%
Aeropuertos del Neuquen S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			77.70%	75.54%	75.54%
Armenia International Airports CJSC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
CAAirports International Services S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			80.00%	77.77%	77.77%
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[5]			50.99%	50.99%	50.99%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]					99.98%
Kano Airport Concession Company Limited (KACC)
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%
Paoletti America S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[6]			42.39%	41.35%	41.35%
Puerta del Sur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			84.90%	82.79%	82.79%
Sinatus S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[7]			100.00%	100.00%
TCU S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[8]			50.00%	49.99%	49.99%
Texelrio S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			59.35%	57.88%	57.88%
Toscana Aeroporti S.p.a.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[9],[10]			46.71%	46.71%	46.71%
Villalonga Furlong S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			85.01%	82.90%	82.90%

[1]	Operating company part of the structure related to the future Nigerian concessions (Note 26.b).
[2]	In December 2023, ACIB incorporated ICASGA (Note 26.b).
[3]	In October, 2024, Cedicor S.A. acquired the non-controlling participation of CASA, increasing its participation to 100%, indirectly modifying the participation in CASA’s subsidiaries.
[4]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000.
[5]	During 2022 CAAP made contributions in Inframérica Participaçoes S.A.
[6]	The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[7]	Subsidiary incorporated under Abafor S.A.
[8]	The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company
[9]	The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.
[10]	The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.